Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

12. Commitments and contingencies

  IRS Examination

        In 2011, the Internal Revenue Service ("IRS") began an examination of our federal income tax returns for the tax years ended December 31, 2007 and 2009. On April 2, 2012, the IRS issued various Notices of Proposed Adjustments. The principal area of the proposed adjustments pertain to the classification of U.S. real property in the calculation of the gain related to our 2009 conversion from the previous Income Participating Security structure to our current traditional common share structure.

        We intend to vigorously contest these proposed adjustments, including pursuing all administrative and judicial remedies available to us. The Company expects to be successful in sustaining its positions with no material impact to our financial results. No accrual has been made for any contingency related to any of the proposed adjustments as of March 31, 2012.

  Path 15

        In February 2011, we filed a rate application with the Federal Energy Regulatory Commission ("FERC") to establish Path 15's revenue requirement at $30.3 million for the 2011-2013 period. On March 7, 2012, Path 15 filed a formal settlement agreement establishing a revenue requirement at $28.8 million with the Administrative Law Judge for her review and certification to FERC for approval. All of the parties in the rate case either support or do not oppose the settlement agreement. Path 15 expects an order approving the settlement from FERC during the second quarter of 2012.

  Lake

        Our Lake project is currently involved in a dispute with PEF over off-peak energy sales in 2010. All amounts billed for off-peak energy during 2010 by the Lake project have been paid in full by PEF. The Lake project has filed a claim against PEF in which we seek to confirm our contractual right to sell off-peak energy at the contractual price for such sales. PEF filed a counter-claim against the Lake project, seeking, among other things, the return of amounts paid for off-peak power sales during 2010 and a declaratory order clarifying Lake's rights and obligations under the PPA. The Lake project has stopped dispatching during off-peak periods pending the outcome of the dispute. However, we strongly believe that the court will confirm our contractual right to sell off-peak power using the contractual price that was used during 2010 and that we will be able to continue such off-peak power sales for the remainder of the term of the PPA. We have not recorded any reserves related to this dispute and expect that the outcome will not have a material adverse effect on our financial position or results of operations.

  Morris

        On May 29, 2011, our Morris facility was struck by lightning. As a result, steam and electric deliveries were interrupted to our host Equistar. We believe the interruption constitutes a force majeure under the energy services agreement with Equistar. Equistar disputes this interpretation and has initiated arbitration proceedings under the agreement for recovery of resulting lost profits and equipment damage among other items. The agreement with Equistar specifically shields Morris from exposure to consequential damages incurred by Equistar and management expects our insurance to cover any material losses we might incur in connection with such proceedings, including settlement costs. Management will attempt to resolve the arbitration through settlement discussions, but is prepared to vigorously defend the arbitration on the merits.

  Other

        From time to time, Atlantic Power, its subsidiaries and the projects are parties to disputes and litigation that arise in the normal course of business. We assess our exposure to these matters and record estimated loss contingencies when a loss is likely and can be reasonably estimated. There are no matters pending as of March 31, 2012 which are expected to have a material adverse impact on our financial position or results of operations.

21. Commitments and contingencies

  Commitments

  Operating Lease Commitments

        We lease our office properties and equipment under operating leases expiring on various dates through 2021. Certain operating lease agreements over their lease term include provisions for scheduled rent increases. We recognize the effects of these scheduled rent increases on a straight-line basis over the lease term. Lease expense under operating leases was $1.0 million, $0.9 million and $0.9 million for the years ended December 31, 2011, 2010, and 2009, respectively.

        Future minimum lease commitments under operating leases for the years ending after December 31, 2011, are as follows (in thousands):

2012	$1,149
2013	942
2014	619
2015	404
2016	335
Thereafter	1,609

$5,058

  Transmission, Interconnection and Long-Term Service Commitments

        Our projects have entered into long-term contractual arrangements to provide energy transmission services, operate and maintain an electrical interconnection facility and obtain maintenance services for combustion turbines expiring on various dates through 2024.

        As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$9,102
2013	6,671
2014	2,752
2015	2,822
2016	2,894
Thereafter	22,663

$46,904

  Fuel Supply and Transportation Commitments

        We have entered into long-term contractual arrangements to procure fuel and transportation services for our projects. As of December 31, 2011, our commitments under such outstanding agreements are estimated as follows (in thousands):

2012	$67,712
2013	61,303
2014	64,214
2015	64,449
2016	66,006
Thereafter	66,732

$390,416

  Construction Contract

        We entered into an agreement with an unrelated third party to design, engineer, procure, install, construct, test, commission and start-up the generating facility, on a turnkey basis, for a contracted price for our Piedmont project. The Piedmont project will pay an estimated $21.5 million in construction costs under the contract during 2012.

  Contingencies

        Our Lake project is currently involved in a dispute with PEF over off-peak energy sales in 2010. All amounts billed for off-peak energy during 2010 by the Lake project have been paid in full by PEF. The Lake project has filed a claim against PEF in which we seek to confirm our contractual right to sell off-peak energy at the contractual price for such sales. PEF filed a counter-claim against the Lake project, seeking, among other things, the return of amounts paid for off-peak power sales during 2010 and a declaratory order clarifying Lake's rights and obligations under the PPA. The Lake project has stopped dispatching during off-peak periods pending the outcome of the dispute. However, we strongly believe that the court will confirm our contractual right to sell off-peak power using the contractual price that was used during 2010 and that we will be able to continue such off-peak power sales for the remainder of the term of the PPA. We have not recorded any reserves related to this dispute and expect that the outcome will not have a material adverse effect on our financial position or results of operations.

        In February 2011, we filed a rate application with the FERC to establish Path 15's revenue requirement of $30.3 million for the 2011-2013 period. We engaged in a formal settlement with three parties that challenged certain aspects of how Path 15 determined the rates in its filing. After exchanges of information and direct discussions, we concluded that a fair and equitable settlement between the parties was not achievable through the settlement process and therefore, we ended settlement discussions and informed the judge that we would pursue resolution of the issues through the formal hearing process at FERC. We may engage the parties in informal settlement discussions during the hearing process. If a settlement can be reached with the parties, the hearing process will be terminated.

        In September 2011, FERC appointed a presiding judge in Atlantic Path 15's rate case hearing proceeding. Under the Judge's order establishing the procedural schedule for the case, the discovery period commenced in October 2011 and will conclude in April 2012. The formal rate case hearing is scheduled to commence on May 1, 2012. The initial decision from the presiding judge will be due on or before August 16, 2012. The timing of FERC's issuance of its final decision in the rate case has no set schedule or time constraint, and final resolution of the rate case proceeding could take from 15 to 21 months. During the pendency of the rate case, we continue to collect the rates we filed as permitted under the initial FERC order it received in April 2011. Those rates are subject to refund, including interest, based on a final disposition of the proceeding. We believe that the resolution of this matter will not have a material impact on our financial position or results of operations.

        On May 29, 2011, our Morris facility was struck by lightning. As a result, steam and electric deliveries were interrupted to our host Equistar. We believe the interruption constitutes a force majeure under the energy services agreement with Equistar. Equistar disputes this interpretation and has initiated arbitration proceedings under the agreement for recovery of resulting lost profits and equipment damage among other items. The agreement with Equistar specifically shields Morris from exposure to consequential damages incurred by Equistar and management expects our insurance to cover any material losses we might incur in connection with such proceedings, including settlement costs. Management will attempt to resolve the arbitration through settlement discussions, but is prepared to vigorously defend the arbitration on the merits.

        From time to time, Atlantic Power, its subsidiaries and the projects are parties to disputes and litigation that arise in the normal course of business. We assess our exposure to these matters and record estimated loss contingencies when a loss is likely and can be reasonably estimated. There are no matters pending as of December 31, 2011 which are expected to have a material adverse impact on our financial position or results of operations.